Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts receivable, net
Accounts receivable		¥ 444,270	¥ 182,090
Less: allowance for doubtful accounts		(71)		¥ (785)	¥ (656)
Accounts receivable, net	$ 64,606	¥ 444,199	¥ 182,090